Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property, Plant, and Equipment
(7)	Property, Plant, and Equipment

Property, plant, and equipment consists of:

(in thousands)	December 31, 2019	December 31, 2018	Estimated Useful Life
Buildings and land	$589	$589	30 years - Buildings
Enterprise hardware and software	1,739	1,742	3 years
Leaseholds	1,695	1,701	Lesser of lease term or estimated useful life
Equipment	1,025	1,002	7 years
Furniture	198	198	5 years
Property, plant and equipment, gross	5,246	5,232
Accumulated depreciation	(4,511)	(4,307)
Property, plant and equipment, net	$735	$925

Depreciation expense for the years ended December 31, 2019 and 2018 was $0.2 million and $0.4 million, respectively.